Operating costs and other operating income - Summary of R&D expenditure by program (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating costs and other operating income
Total R&D expenses	€ (335,459)	€ (241,294)	€ (269,797)
Ziritaxestat program
Operating costs and other operating income
Total R&D expenses			(1,096)
SIKi program
Operating costs and other operating income
Total R&D expenses	(18,400)	(18,900)	(47,727)
TYK2 program on GLPG3667
Operating costs and other operating income
Total R&D expenses	(34,965)	(31,289)	(24,467)
CAR-T programs in oncology
Operating costs and other operating income
Total R&D expenses	(170,998)	(82,218)	(29,999)
Other programs
Operating costs and other operating income
Total R&D expenses	€ (111,096)	€ (108,887)	€ (166,507)